GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 133,575		$ 133,575		$ (43,707)	$ (9,412)
Revenue	325,128	$ 0	325,128	$ 10,300	41,055	16,000
Net income from operations	231,109	$ (10,862)	212,790	$ (7,163)	(34,295)	(47)
Accumulated deficit	$ (133,575)		$ (133,575)		43,707	$ 9,412
Related party loan					$ 4,065